Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended
	Nov. 21, 2022	Nov. 30, 2022	Aug. 09, 2022
Commitments and Contingencies Disclosure [Abstract]
Debt Instrument, Face Amount			$ 4,800,000
[custom:ClosingOfPrivatePlacementShares]	2,887,500
Share Price	$ 4.00
Proceeds from Issuance or Sale of Equity	$ 11,550,000
Debt, Current		$ 5,280,000